INCOME AND SOCIAL CONTRIBUTION TAXES - Tax litigation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax litigation, filed by the Federal Revenue of Brazil ("RFB")	R$ 16,969,554	R$ 9,895,728
Income And Social Contribution Taxes Payable Non Current	R$ 96,252	R$ 86,512
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%